SUPPLEMENT DATED SEPTEMBER 4, 2001 TO

PROSPECTUS DATED MAY 1, 2001, FOR

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (In Texas, the policies are Flexible Premium Life Insurance Policies)

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VLI SEPARATE ACCOUNT - 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective August 15, 2001, Gartmore Global Partners replaced Lazard Asset Management as one of the subadvisers of the Nationwide Separate Account Trust - Nationwide® Small Company Fund. There is no change in the fund's objective as stated in the prospectus dated May 1, 2001.